Summary of Significant Accounting Policies - Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares for outstanding warrants (in Shares)	1,363,108	1,698,754	1,750,967
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares for outstanding warrants (in Shares)	9,419,352	9,419,352	5,867,045
April 2023 Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares for outstanding warrants (in Shares)	5,249,020	5,493,515	0